Prepayments	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
PREPAYMENTS
9	PREPAYMENTS

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Non-current prepayments
Consultant services	9,459,196	10,412,627	2,549,740
Licensing	8,262,047	8,262,047	2,023,127
Server infrastructure	28,483,410	28,483,410	6,974,732
Project management services	4,853,954	4,234,301	1,036,853
Advertisement services	-	350,042	85,715
	51,058,607	51,742,427	12,670,167

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Current prepayments
Consultant services	2,522,452	3,756,088	919,753
Project management services	1,239,306	1,239,306	303,469
Advertisement services	-	381,863	93,507
	3,761,758	5,377,257	1,316,729

For the period ended June 30, 2026, the above prepayments include amounts arising from equity-settled share-based payment arrangements, whereby the Company issued ordinary shares as consideration for future services and assets in accordance with IFRS 2 Share-based Payment. The prepayments are classified as current or non-current based on the expected timing of receipt of the underlying services and delivery of assets.

The prepayments relating to Tan Yee How and Kinetic Seas Incorporated arose from ordinary shares issued by the Company during the year ended December 31, 2025. As at June 30, 2026, RM10,720,422 relates to the 1,400,000 ordinary shares issued to Tan Yee How and RM42,219,064 relates to the 5,500,000 ordinary shares issued to Kinetic Seas Incorporated.

During the period ended June 30, 2026, the Company issued additional ordinary shares as consideration for future consultancy, advertising and marketing services. Accordingly, RM1,597,960 relates to the issuance of 200,000 ordinary shares to Riviera Springs Holdings, RM1,850,333 relates to the issuance of 500,000 ordinary shares to Walsh Capital Industries Corp and RM731,906 relates to the issuance of 200,000 ordinary shares to FMW Media Works LLC, as disclosed in Note 4 – Issuance of Shares.

The current portion primarily relates to consultant services, advertising services and project management services expected to be rendered within twelve months from the reporting date, amounting to RM2,522,452 (Tan Yee How), RM1,239,306 (Kinetic Seas Incorporated), RM599,236 (Riviera Springs Holdings), RM634,400 (Walsh Capital Industries Corp) and RM381,863 (FMW Media Works LLC).

The non-current portion comprises (i) licensing rights and server infrastructure of RM36,745,457, which have not yet been delivered as at the reporting date and will be reclassified to intangible assets and property, plant and equipment, respectively, upon delivery, and (ii) the remaining portion of consultant services, advertising services and project management services to be rendered after twelve months.